As filed with the Securities and Exchange Commission on August 13, 2026

1933 Act File No. 333-150525

1940 Act File No. 811-22201

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[ X ]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	495	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[ X ]
Amendment No.	497	[ X ]

(Check appropriate box or boxes.)

DIREXION SHARES ETF TRUST

(Exact name of Registrant as Specified in Charter)

535 Madison Avenue, 37th Floor

New York, New York 10022

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 572-3390

Angela Brickl

535 Madison Avenue, 37th Floor

New York, New York 10022

(Name and Address of Agent for Service)

Copy to:

Franklin Na

Fatima Sulaiman

K&L Gates LLP

1601 K Street, NW

Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	On August 21, 2026 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No.  456 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on March 5, 2026, and pursuant to Rule 485(a)(2) would become effective on May 19, 2026.

Post-Effective Amendment No. 465 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 18, 2026, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 474 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 7, 2026, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 480 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 21, 2026, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 486 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 7, 2026, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 492 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 14, 2026, as the new date upon which the Amendment would become effective.

This Post-Effective Amendment No.  495 incorporates by reference the information contained in Parts A, B, and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 495 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 495 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on August 13, 2026.

DIREXION SHARES ETF TRUST

By:	/s/ Patrick J. Rudnick*
Patrick J. Rudnick
Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 495 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel D. O’Neill*	Chairman of the Board	August 13, 2026
Daniel D. O’Neill

/s/ Angela Brickl	Trustee	August 13, 2026
Angela Brickl

/s/ David L. Driscoll*	Trustee	August 13, 2026
David L. Driscoll

/s/ Kathleen M. Berkery*	Trustee	August 13, 2026
Kathleen M. Berkery

/s/ Mary Jo Collins*	Trustee	August 13, 2026
Mary Jo Collins

/s/ Carlyle Peake*	Trustee	August 13, 2026
Carlyle Peake

/s/ Bradley Kurtzman*	Trustee	August 13, 2026
Bradley Kurtzman

/s/ Patrick J. Rudnick*	Principal Executive Officer	August 13, 2026
Patrick J. Rudnick

/s/ Corey Noltner*	Principal Financial Officer	August 13, 2026
Corey Noltner

*By: /s/ Angela Brickl
Attorney-In-Fact pursuant to the Power of Attorney filed with Post-Effective Amendment No. 429 to the Trust’s Registration Statement filed with the SEC on February 26, 2025.